Pension Plans and Other Postretirement Benefit Plans - Schedule of Defined Contribution Plans (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Savings Plans
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan (benefit) cost	$ 1,367	$ 1,069	$ 3,553	$ 3,005
Union Savings Plan
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan (benefit) cost	$ 371	$ 24	$ 409	$ 45